Information related to guaranteed securities issued by subsidiaries	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Information related to guaranteed securities issued by subsidiaries
37.	Information related to guaranteed securities issued by subsidiaries

37.1.	Petrobras Global Finance B.V. (PGF)

Petróleo Brasileiro S.A. - Petrobras fully and unconditionally guarantees the debt securities issued by Petrobras Global Finance B.V. (PGF), a 100-percent-owned finance subsidiary of Petrobras. There are no significant restrictions on the ability of Petrobras to obtain funds from PGF.

Petróleo Brasileiro S.A. – Petrobras

Supplementary information (unaudited)

(Expressed in millions of US Dollars, unless otherwise indicated)

Supplementary information

Supplementary information on Oil and Gas Exploration and Production (unaudited)

This section provides supplemental information on oil and gas exploration and production activities of the Company. The information included in items (i) through (iii) provides historical cost information pertaining to costs incurred in exploration, property acquisition and development, capitalized costs and results of operations. The information included in items (iv) and (v) presents information on Petrobras’ estimated net proved reserve quantities, standardized measure of estimated discounted future net cash flows related to proven reserves, and changes in estimated discounted future net cash flows.

The Company, on December 31, 2018, maintains activities in Brazil; South America, which includes Argentina, Colombia and Bolivia; and North America, in Mexico. The equity-accounted investments are comprised of the operations of Petrobras Oil and Gas B.V. (PO&G) in Africa, in Nigeria, and the joint venture company of which Murphy Exploration & Production Company (“Murphy” ) has 80% stake and Petrobras America Inc (“PAI”) 20% stake in North America, in United States of America. However, the Company only reports reserves in Brazil, United States of America, Nigeria and Argentina. Bolivian reserves are not included due to restrictions determined by Bolivian Constitution.

i) Capitalized costs relating to oil and gas producing activities

As set out in note 4.7, the Company uses the successful efforts method of accounting for appraisal and development costs of crude oil and natural gas production. In addition, notes 4.8 and 4.9 presents the accounting policies applied by the Company for recognition, measurement and disclosure of property, plant and equipment and intangible assets.

The following table summarizes capitalized costs for oil and gas exploration and production activities with the related accumulated depreciation, depletion and amortization, and asset retirement obligations:

	Consolidated entities
		Abroad					Equity Method Investees
	Brazil	South America	North America	Others	Total	Total
December 31, 2018
Unproved oil and gas properties	5,999	112	—	—	112	6,111	—
Proved oil and gas properties	88,572	144	—	—	144	88,716	4,091
Support Equipment	83,822	649	—	389	1,038	84,860	6

Gross Capitalized costs	178,393	905	—	389	1,294	179,687	4,097
Depreciation, depletion and amortization	(60,890)	(544)	—	(29)	(573)	(61,463)	(1,410)

Net capitalized costs	117,503	361	—	360	721	118,224	2,687

December 31, 2017
Unproved oil and gas properties	5,803	109	—	—	109	5,912	—
Proved oil and gas properties	96,195	111	4,656	—	4,767	100,962	3,134
Support Equipment	86,021	606	81	392	1,079	87,100	6

Gross Capitalized costs	188,019	826	4,737	392	5,955	193,974	3,140
Depreciation, depletion and amortization	(63,245)	(504)	(2,217)	(12)	(2,733)	(65,978)	(1,287)

Net capitalized costs	124,774	322	2,520	380	3,222	127,996	1,853

December 31, 2016
Unproved oil and gas properties	6,978	115	276	—	391	7,369	—
Proved oil and gas properties	87,925	88	4,264	—	4,352	92,277	2,811
Support Equipment	84,549	473	70	4	547	85,096	6

Gross Capitalized costs	179,452	676	4,610	4	5,290	184,742	2,817
Depreciation, depletion and amortization	(55,580)	(348)	(1,917)	(4)	(2,269)	(57,849)	(1,165)

Net capitalized costs	123,872	328	2,693	—	3,021	126,893	1,652

ii) Costs incurred in oil and gas property acquisition, exploration and development activities

Costs incurred are summarized below and include both amounts expensed and capitalized:

	Consolidated entities
		Abroad					Equity Method Investees
	Brazil	South America	North America	Others	Total	Total
December 31, 2018
Acquisition costs:
Proved	—	—	—	—	—	—	—
Unproved	832	—	—	—	—	832	—
Exploration costs	776	10	1	—	11	787	5
Development costs	9,685	32	229	—	261	9,946	252

Total	11,293	43	230	—	272	11,565	257

December 31, 2017
Acquisition costs:
Proved	—	—	—	—	—	—	—
Unproved	903	—	—	—	—	903	—
Exploration costs	1,223	33	4	—	37	1,260	4
Development costs	11,553	23	230	—	253	11,806	294

Total	13,679	56	234	—	290	13,969	298

December 31, 2016
Acquisition costs:
Proved	—	98	—	—	98	98	—
Unproved	—	—	—	—	—	—	—
Exploration costs	1,459	44	6	1	51	1,510	5
Development costs	12,429	176	148	—	324	12,753	389

Total	13,888	318	154	1	473	14,361	394

(iii) Results of operations for oil and gas producing activities

The Company’s results of operations from oil and gas producing activities for the years ended December 31, 2018, 2017 and 2016 are shown in the following table. The Company transfers substantially all of its Brazilian crude oil and gas production to the Refining, Transportation & Marketing segment in Brazil. The internal transfer prices calculated by the Company’s model may not be indicative of the price the Company would have realized had this production been sold in an unregulated spot market. Additionally, the prices calculated by the Company’s model may not be indicative of the future prices to be realized by the Company. Gas prices used are those set out in contracts with third parties.

Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities, including operating employees’ compensation, materials, supplies, fuel consumed in operations and operating costs related to natural gas processing plants.

Exploration expenses include the costs of geological and geophysical activities and projects without economic feasibility. Depreciation and amortization expenses relate to assets employed in exploration and development activities. In accordance with Codification Topic 932 – Extractive Activities – Oil and Gas, income taxes are based on statutory tax rates, reflecting allowable deductions. Interest income and expense are excluded from the results reported in this table.

(iii) Results of operations for oil and gas producing activities

	Consolidated entities
		Abroad					Equity Method Investees
	Brazil	South America	North America	Others	Total	Total
December 31, 2018

Net operation revenues:
Sales to third parties	1,142	190	998	—	1,188	2,330	375
Intersegment	50,052	—	—	—	—	50,052	—

	51,194	190	998	—	1,188	52,382	375
Production costs	(19,741)	(77)	(152)	—	(229)	(19,970)	(40)
Exploration expenses	(516)	(7)	(1)	—	(8)	(524)	(2)
Depreciation, depletion and amortization	(8,716)	(40)	(221)	(21)	(282)	(8,998)	(109)

Impairment of oil and gas properties	(686)	—	(705)	—	(705)	(1,391)	—
Other operating expenses	(2,188)	(839)	(88)	(38)	(965)	(3,153)	(12)

Results before income tax expenses	19,347	(773)	(169)	(59)	(1,001)	18,346	212
Income tax expenses	(6,576)	263	57	20	340	(6,236)	-162

Results of operations (excluding corporate overhead and interest costs)	12,771	(510)	(112)	(39)	(661)	12,110	50

December 31, 2017

Net operation revenues:
Sales to third parties	482	215	725	—	940	1,422	443
Intersegment	40,762	—	—	—	—	40,762	—

	41,244	215	725	—	940	42,184	443
Production costs	(17,894)	(71)	(163)	—	(234)	(18,128)	(51)
Exploration expenses	(686)	(37)	(77)	—	(114)	(800)	1
Depreciation, depletion and amortization	9,466	(44)	(302)	(8)	(354)	(9,820)	(123)

Impairment of oil and gas properties	169	(13)	(113)	—	(126)	43	—
Other operating expenses	(2,571)	(12)	(125)	(274)	(411)	(2,982)	(19)

Results before income tax expenses	10,796	38	(55)	(282)	(299)	10,497	251
Income tax expenses	3,672	(13)	18	96	101	(3,571)	(98)

Results of operations (excluding corporate overhead and interest costs)	7,124	25	(37)	(186)	(198)	6,926	153

December 31, 2016

Net operation revenues:
Sales to third parties	693	224	563	—	787	1,480	381
Intersegment	31,689	506	—	—	506	32,195	31

	32,382	730	563	—	1,293	33,675	412
Production costs	(13,939)	(315)	(132)	—	(447)	(14,386)	(56)
Exploration expenses	(1,603)	(35)	(122)	(1)	(158)	(1,761)	(4)
Depreciation, depletion and amortization	(10,051)	(99)	(327)	—	(426)	(10,477)	(170)

Impairment of oil and gas properties	(3,102)	(126)	(44)	—	(170)	(3,272)	—
Other operating expenses	(1,497)	(97)	(184)	22	(259)	(1,756)	(28)

Income before income tax expenses	2,190	58	(246)	21	(167)	2,023	154
Income tax expenses	(745)	(44)	—	12	(32)	(777)	(108)

Results of operations (excluding corporate overhead and interest costs)	1,445	14	(246)	33	(199)	1,246	46

(iv) Reserve quantities information

As presented in note 5.1, proved oil and gas reserves are those quantities of oil and gas, which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulations – prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence within a reasonable time. Reserves estimate involves a high degree of judgment and complexity and its application affects different items of these Financial Statements.

The Company’s estimated net proved oil and gas reserves and changes thereto for the years 2018, 2017 and 2016 are shown in the following table. Proved reserves are estimated in accordance with the reserve definitions prescribed by the Securities and Exchange Commission.

Developed oil and gas reserves are reserves of any category that can be expected to be recovered: (i) through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well; and (ii) through installed extraction equipment and infrastructure operational at the time of the reserves estimate if the extraction is done by means not involving a well.

In some cases, substantial new investments in additional wells and related facilities will be required to recover these proved reserves and are named proved undeveloped reserves. Due to the inherent uncertainties and the limited nature of reservoir data, estimates of reserves are subject to changes as additional information becomes available. A summary of the annual changes in the proved reserves of oil is as follows (in millions of barrels):

		Abroad
Proved developed and undeveloped reserves - Consolidated Entities (*)	Crude oil in Brazil	South America	North America	Africa	Total of crude oil abroad	Synthetic oil in Brazil	Total
Reserves at December 31, 2015	8,544.1	52.3	90.6	—	142.9	6.9	8,693.9

Revisions of previous estimates	179.5	0.1	17.9	—	18.0	0.8	198.4
Extensions and discoveries	87.8	—	—	—	—	—	87.8
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(46.6)	—	—	(46.6)	—	(46.6)
Purchases of reserves	—	0.7	—	—	0.7	—	0.7
Production for the year	(748.5)	(5.7)	(12.1)	—	(17.8)	(0.9)	(767.2)

Reserves at December 31, 2016	8,063.0	0.8	96.4	—	97.3	6.8	8,167.1

Revisions of previous estimates	649.3	0.3	31.4	—	31.7	0.2	681.1
Extensions and discoveries	69.1	0.3	—	—	0.3	—	69.4
Improved Recovery	212.7	—	—	—	—	—	212.7
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(744.6)	(0.2)	(13.2)	—	(13.4)	(1.0)	(759.0)

Reserves at December 31, 2017 (1)	8,249.4	1.2	114.6	—	115.8	6.0	8,371.3

Transfers by loss of control (2)	—	—	(100.4)	—	(100.4)	—	(100.4)
Revisions of previous estimates	342.7	—	—	—	—	(0.3)	342.5
Extensions and discoveries	308.5	0.6	—	—	0.6	—	309.1
Improved Recovery	224.2	—	—	—	—	—	224.2
Sales of reserves	(254.8)	—	—	—	—	—	(254.8)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(701.3)	(0.3)	(14.3)	—	(14.5)	(0.9)	(716.8)

Reserves at December 31, 2018	8,168.7	1.6	—	—	1.6	4.8	8,175.1

(1)	In 2017, total proved reserves includes 263.7 million barrels related to assets held for sale.
(2)

Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company (“JV”), of which Murphy Exploration & Production Company (“Murphy”) has 80% stake and Petrobras America Inc (“PAI”) 20% stake.

(*)	Apparent differences in the sum of the numbers are due to rounding off.

		Abroad
Proved developed and undeveloped reserves - Equity Method Investees (*)	Crude oil in Brazil	South America	North America	Africa	Total of crude oil abroad	Brazil’s Synthetic Oil	Total
Reserves at December 31, 2015	—	14.6	—	65.8	80.4	—	80.4

Revisions of previous estimates	—	—	—	11.9	11.9	—	11.9
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(14.1)	—	—	(14.1)	—	(14.1)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	(0.5)	—	(8.7)	(9.2)	—	(9.2)

Reserves at December 31, 2016	—	—	—	69.0	69.0	—	69.0

Revisions of previous estimates	—	—	—	2.6	2.6	—	2.6
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	—	—	(8.2)	(8.2)	—	(8.2)

Reserves at December 31, 2017	—	—	—	63.4	63.4	—	63.4

Transfers by loss of control (2)		—	100.4	—	100.4	—	100.4
Revisions of previous estimates	—	—	(0.9)	3.7	2.9	—	2.9
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	—	(80.4)	—	(80.4)	—	(80.4)
Purchases of reserves	—	—	7.9	—	7.9	—	7.9
Production for the year	—	—	(0.4)	(7.3)	(7.7)	—	(7.7)

Reserves at December 31, 2018 (1)	—	—	26.6	59.8	86.4	—	86.4

(1)	In 2018, total proved reserves includes 59.8 million barrels related to PO&G assets held for sale.
(2)

Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company (“JV”), of which Murphy Exploration & Production Company (“Murphy” ) has 80% stake and Petrobras America Inc (“PAI”) 20% stake.

(*)	Apparent differences in the sum of the numbers are due to rounding off.

A summary of the annual changes in the proved reserves of natural gas is as follows (in billions of cubic feet):

		Abroad
Proved developed and undeveloped reserves - Consolidated Entities (*)	Natural Gas in Brazil	South America	North America	Africa	Total Natural Gas Abroad	Brazil’s Synthetic Gas	Total
Reserves at December 31, 2015	9,587.7	680.5	138.5	—	819.1	9.3	10,416.1

Revisions of previous estimates	(476.2)	22.9	(19.3)	—	3.6	1.2	(471.4)
Extensions and discoveries	92.1	—	—	—	—	—	92.1
Improved Recovery	0.1	—	—	—	—	—	0.1
Sales of reserves	—	(631.9)	—	—	(631.9)	—	(631.9)
Purchases of reserves	—	93.3	—	—	93.3	—	93.3
Production for the year	(809.7)	(50.9)	(32.1)	—	(82.9)	(1.4)	(894.0)

Reserves at December 31, 2016	8,394.0	113.9	87.2	—	201.1	9.2	8,604.3

Revisions of previous estimates	(81.5)	19.5	(24.9)	—	(5.5)	0.1	(86.9)
Extensions and discoveries	37.4	41.0	—	—	41.0	—	78.4
Improved Recovery	204.2	—	—	—	—	—	204.2
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(877.9)	(14.2)	(21.3)	—	(35.5)	(1.2)	(914.6)

Reserves at December 31, 2017 (1)	7,676.1	160.2	40.9	—	201.1	8.1	7,885.3

Transfers by loss of control (2)	—	—	(36.8)	—	(36.8)	—	(36.8)
Revisions of previous estimates	737.2	—	—	—	—	(1.0)	736.2
Extensions and discoveries	136.8	70.1	—	—	70.1	—	206.9
Improved Recovery	207.6	—	—	—	—	—	207.6
Sales of reserves	(165.5)	—	—	—	—	—	(165.5)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(801.8)	(16.2)	(4.1)	—	(20.3)	(1.3)	(823.5)

Reserves at December 31, 2018	7,790.5	214.1	—	—	214.1	5.7	8,010.3

(1)	In 2017, total proved reserves includes 173.7 billion cubic feet related to assets held for sale.
(2)

Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company (“JV”), of which Murphy Exploration & Production Company (“Murphy”) has 80% stake and Petrobras America Inc (“PAI”) 20% stake.

(*)	Apparent differences in the sum of the numbers are due to rounding off.

		Abroad
Proved developed and undeveloped reserves - Equity Method Investees (*)	Natural Gas in Brazil	South America	North America	Africa (1)	Total Natural Gas Abroad	Brazil’s Synthetic Gas	Total
Reserves at December 31, 2015	—	16.9	—	16.6	33.5	—	33.5

Revisions of previous estimates	—	—	—	(4.1)	(4.1)	—	(4.1)
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(16.8)	—	—	(16.8)	—	(16.8)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	(0.1)	—	—	(0.1)	—	(0.1)

Reserves at December 31, 2016	—	—	—	12.5	12.5	—	12.5

Revisions of previous estimates	—	—	—	5.7	5.7	—	5.7
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	—	—	(0.9)	(0.9)	—	(0.9)

Reserves at December 31, 2017	—	—	—	17.3	17.3	—	17.3

Transfers by loss of control (2)	—	—	36.8	—	36.8	—	36.8
Revisions of previous estimates	—	—	(3.1)	34.8	31.8	—	31.8
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	—	(29.7)	—	(29.7)	—	(29.7)
Purchases of reserves	—	—	6.9	—	6.9	—	6.9
Production for the year	—	—	(0.1)	(4.8)	(4.9)	—	(4.9)

Reserves at December 31, 2018 (1)	—	—	10.8	47.3	58.1	—	58.1

(1)	In 2018, total proved reserves includes 47.3 billion cubic feet related to PO&G assets held for sale.
(2)

Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company (“JV”), of which Murphy Exploration & Production Company (“Murphy”) has 80% stake and Petrobras America Inc (“PAI”) 20% stake.

(*)	Apparent differences in the sum of the numbers are due to rounding off.

Natural gas production volumes used in these tables are the net volumes withdrawn from our proved reserves, including fuel gas consumed in operations and excluding reinjected gas. Our disclosure of proved gas reserves also includes fuel gas volumes, which represent 32% of our total proved reserves of natural gas at December, 2018.

The tables below summarizes information about the changes in total proved reserves of crude oil and natural gas, in millions of barrels of oil equivalent, in our consolidated entities and equity method investees for 2018, 2017 and 2016:

		Abroad
Proved developed and undeveloped reserves (*)	Oil equivalent in Brazil	South America	North America	Africa	Total oil equivalent abroad	Total synthetic oil equivalent in Brazil	Total for all products
Reserves at December 31, 2015	10,142.1	165.7	113.7	—	279.4	8.5	10,430.0

Revisions of previous estimates	100.2	3.9	14.7	—	18.6	1.0	119.8
Extensions and discoveries	103.2	—	—	—	—	—	103.2
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(151.9)	—	—	(151.9)	—	(151.9)
Purchases of reserves	—	16.3	—	—	16.3	—	16.3
Production for the year	(883.4)	(14.2)	(17.4)	—	(31.6)	(1.2)	(916.2)

Reserves at December 31, 2016	9,462.0	19.8	111.0	—	130.8	8.3	9,601.1

Revisions of previous estimates	635.7	3.5	27.2	—	30.7	0.2	666.6
Extensions and discoveries	75.4	7.1	—	—	7.1	—	82.5
Improved Recovery	246.7	—	—	—	—	—	246.7
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(891.0)	(2.6)	(16.7)	—	(19.3)	(1.2)	(911.4)

Reserves at December 31, 2017 (1)	9,528.8	27.9	121.5	—	149.3	7.4	9,685.5

Transfers by loss of control (2)	—	—	(106.5)	—	(106.5)	—	(106.5)
Revisions of previous estimates	465.6	—	—	—	—	(0.4)	465.2
Extensions and discoveries	331.3	12.3	—	—	12.3	—	343.6
Improved Recovery	258.8	—	—	—	—	—	258.8
Sales of reserves	(282.4)	—	—	—	—	—	(282.4)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(834.9)	(3.0)	(15.0)	—	(17.9)	(1.2)	(854.0)

Reserves at December 31, 2018	9,467.1	37.2	—	—	37.2	5.8	9,510.1

(1)	In 2017, total proved reserves includes 292.7 million barrels of oil equivalent related to assets held for sale.
(2)

Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company (“JV”), of which Murphy Exploration & Production Company (“Murphy”) has 80% stake and Petrobras America Inc (“PAI”) 20% stake.

(*)	Apparent differences in the sum of the numbers are due to rouding off.

		Abroad
Proved developed and undeveloped reserves - Equity Method Investees (*)	Oil equivalent in Brazil	South America	North America	Africa	Total oil equivalent abroad	Total synthetic oil equivalent in Brazil	Total for all products
Reserves at December 31, 2015	—	17.4	—	68.6	86.0	—	86.0

Revisions of previous estimates	—	—	—	11.2	11.2	—	11.2
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(16.9)	—	—	(16.9)	—	(16.9)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	(0.5)	—	(8.7)	(9.2)	—	(9.2)

Reserves at December 31, 2016	—	0.0	—	71.1	71.1	—	71.1

Revisions of previous estimates	—	—	—	3.5	3.5	—	3.5
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	—	—	(8.3)	(8.3)	—	(8.3)

Reserves at December 31, 2017	—	—	—	66.3	66.3	—	66.3

Transfers by loss of control (2)	—	—	106.5	—	106.5	—	106.5
Revisions of previous estimates	—	—	(1.4)	9.6	8.2	—	8.2
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	—	(85.4)	—	(85.4)	—	(85.4)
Purchases of reserves	—	—	9.1	—	9.1	—	9.1
Production for the year	—	—	(0.5)	(8.1)	(8.6)	—	(8.6)

Reserves at December 31, 2018 (1)	—	—	28.4	67.7	96.1	—	96.1

(1)	In 2018, total proved reserves includes 67.7 million barrels of oil equivalent related to PO&G assets held for sale.
(2)

Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company (“JV”), of which Murphy Exploration & Production Company (“Murphy”) has 80% stake and Petrobras America Inc (“PAI”) 20% stake.

(*)	Apparent differences in the sum of the numbers are due to rounding off.

		Abroad
Proved developed and undeveloped reserves - Consolidated and Equity Method Investees (*)	Oil equivalent in Brazil	South America	North America	Africa	Total oil equivalent abroad	Total synthetic oil equivalent in Brazil	Total for all products
Reserves at December 31, 2015	10,142.1	183.1	113.7	68.6	365.4	8.5	10,516.0

Revisions of previous estimates	100.2	3.9	14.7	11.2	29.8	1.0	131.0
Extensions and discoveries	103.2	—	—	—	—	—	103.2
Sales of reserves	—	(168.8)	—	—	(168.8)	—	(168.8)
Purchases of reserves	—	16.3	—	—	16.3	—	16.3
Production for the year	(883.4)	(14.7)	(17.4)	(8.7)	(40.8)	(1.2)	(925.4)

Reserves at December 31, 2016	9,462.0	19.8	111.0	71.1	201.8	8.3	9,672.2

Revisions of previous estimates	635.7	3.5	27.2	3.5	34.3	0.2	670.1
Extensions and discoveries	75.4	7.1	—	—	7.1	—	82.5
Improved Recovery	246.7	—	—	—	—	—	246.7
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(891.0)	(2.6)	(16.7)	(8.3)	(27.7)	(1.2)	(919.8)

Reserves at December 31, 2017 (1)	9,528.8	27.9	121.5	66.3	215.6	7.4	9,751.7

Revisions of previous estimates	465.6	—	(1.4)	9.6	8.2	(0.4)	473.3
Extensions and discoveries	331.3	12.3	—	—	12.3	—	343.6
Improved Recovery	258.8	—	—	—	—	—	258.8
Sales of reserves	(282.4)	—	(85.4)	—	(85.4)	—	(367.8)
Purchases of reserves	—	—	9.1	—	9.1	—	9.1
Production for the year	(834.9)	(3.0)	(15.4)	(8.1)	(26.5)	(1.2)	(862.6)

Reserves at December 31, 2018 (1)	9,467.1	37.2	28.4	67.7	133.3	5.8	9,606.2

(1)

In 2017, total proved reserves includes 292.7 million barrels of oil equivalent related to assets held for sale in Brazil; and in 2018, includes 67.7 million barrels of oil equivalent related to PO&G assets held for sale in Africa.

(2)

Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company (“JV”), of which Murphy Exploration & Production Company (“Murphy”) has 80% stake and Petrobras America Inc (“PAI”) 20% stake.

(*)	Apparent differences in the sum of the numbers are due to rounding off.

In 2018, we incorporated 473.3 million boe of proved reserves by revising of previous estimates, including 233.5 million boe due to economic revisions, mainly due to the increase in prices, and 239.9 million boe due to technical revisions, mainly due to the good performance of reservoirs in the pre-salt layer of Santos and Campos basins, both in Brazil. In addition, we added 258.8 million boe in our proved reserves resulting from positive responses from improved recovery (water injection), and added 343.6 million boe in our proved reserves due to extensions and discoveries, mainly in the pre-salt of Santos basin.

We reduced 367.8 million boe of our proved reserves due to sales of reserves and increased 9.1 million boe in our proved reserves due to purchases of reserves, resulting in a net effect of a decrease of 358.7 million boe in our proved reserves.

Considering a production of 862.6 million boe in 2018 and changes above, the company total proved reserves resulted in 9,606.2 million boe. This 862.6 million boe production volume is the net volume withdrawn from our proved reserves. Therefore, exclude NGL (except for North America), as we estimate our oil and gas reserves at a reference point prior to the gas processing plants, and does not consider the production of Extended Well Tests (EWTs) in exploratory blocks and production in Bolivia, since the Bolivian Constitution prohibits the disclosure and registration of its reserves.

In 2017, we incorporated 670.1 million boe of proved reserves by revising of previous estimates, including 355.4 million boe due to economic revisions, mainly due to the increase in prices, and 314.7 million boe due to technical revisions, mainly due to better than forecasted behavior from reservoirs, in the pre-salt layer of Santos and Campos basins, both in Brazil. In addition, we added 246.7 million boe in our proved reserves resulting from positive responses from improved recovery (water injection), and added 82.5 million boe in our proved reserves due to extensions and discoveries, mainly in the pre-salt of Santos basin.

Considering a production of 919.8 million boe in 2017, the company total proved reserves resulted in 9,751.7 million boe. This 919.8 million boe production does not consider the production of Extended Well Tests (EWTs) in exploratory blocks and production in Bolivia, since the Bolivian Constitution prohibits the disclosure and registration of its reserves.

In 2016, we incorporated 103 million boe of proved reserves from extensions and discoveries in Brazil (Santos Basin), and we added 131 million boe to our proved reserves due to revisions of previous estimates, as a result of drilling of new production development wells and better reservoir response in onshore and offshore post-salt fields, in Brazil and the USA, and as result of positive answers from the reservoirs, recovery mechanisms (water injection) and operating efficiency of production systems in operation, as well as the growing drilling activities and tie-back activities, in the pre-salt layer of Santos and Campos Basins.

We reduced 169 million boe of our proved reserves due to sales of minerals in situ and increased 16 million boe in our proved reserves due to purchases of minerals in situ, resulting in a net effect of a decrease of 153 million boe in our proved reserves. The net result of these additions and disposals, excluding production, was an increase of 81 million boe to our proved reserves in 2016. Considering a production of 925 million boe in 2016, our decrease of proved reserves was 844 million boe.

	2018				2017				2016
	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas
	(millions of barrels)		(billions cubic feet)		(millions of barrels)		(billions cubic feet)		(millions of barrels)		(billions cubic feet)
Net proved developed reserves (*):
Consolidated Entities
Brazil	4,339.5	4.8	4,807.0	5.7	4,282.2	6.0	4,515.9	8.1	4,250.1	6.8	5,034.2	9.2
South America	1.0	—	83.5	—	0.7	—	56.7	—	0.5	—	33.7	—
North America	—	—	—	—	72.1	—	24.2	—	79.6	—	83.6	—
Africa	—	—	—	—	—	—	—	—	—	—	—	—

Abroad	1.0	—	83.5	—	72.8	—	80.9	—	80.1	—	117.3	—

Total Consolidated Entities	4,340.5	4.8	4,890.5	5.7	4,355.0	6.0	4,596.8	8.1	4,330.2	6.8	5,151.5	9.2

Equity Method Investees
Brazil	—	—	—	—	—	—	—	—	—	—	—	—
South America	—	—	—	—	—	—	—	—	—	—	—	—
North America (2)	20.0	—	8.3	—	—	—	—	—	—	—	—	—
Africa	30.9	—	27.6	—	29.6	—	9.3	—	32.5	—	8.6	—

Abroad	51.0	—	35.9	—	29.6	—	9.3	—	32.5	—	8.6	—

Total Equity Method Investees	51.0	—	35.9	—	29.6	—	9.3	—	32.5	—	8.6	—

Total Consolidated and Equity Method Investees (1)	4,391.5	4.8	4,926.4	5.7	4,384.6	6.0	4,606.0	8.1	4,362.7	6.8	5,160.1	9.2

Net proved undeveloped reserves (*):
Consolidated Entities
Brazil	3,829.2	—	2,983.5	—	3,967.2	—	3,160.2	—	3,812.9	—	3,359.7	—
South America	0.5	—	130.6	—	0.5	—	103.5	—	0.3	—	80.2	—
North America	—	—	—	—	42.6	—	16.7	—	16.8	—	3.6	—
Africa	—	—	—	—	—	—	—	—	—	—	—	—

Abroad	0.5	—	130.6	—	43.0	—	120.2	—	17.1	—	83.8	—

Total Consolidated Entities	3,829.7	—	3,114.1	—	4,010.2	—	3,280.5	—	3,830.0	—	3,443.6	—

Equity Method Investees
Brazil	—	—	—	—	—	—	—	—	—	—	—	—
South America	—	—	—	—	—	—	—	—	—	—	—	—
North America (2)	6.5	—	2.5	—	—	—	—	—	—	—	—	—
Africa	28.9	—	19.7	—	33.8	—	8.0	—	36.5	—	3.9	—

Abroad	35.4	—	22.2	—	33.8	—	8.0	—	36.5	—	3.9	—

Total Equity Method Investees	35.4	—	22.2	—	33.8	—	8.0	—	36.5	—	3.9	—

Total Consolidated and Equity Method Investees (1)	3,865.1	—	3,136.3	—	4,044.0	—	3,288.5	—	3,866.5	—	3,447.5	—

(1)

It includes amounts related to assets held for sale in 2017 (191.9 million barrels of oil and 131.8 billion cubic feet of natural gas in net proved developed reserves and 71.9 million barrels of oil and 41.9 billion cubic feet of natural gas in net proved undeveloped reserves) in Brazil and in 2018 (30.9 million barrels of oil and 27.6 billion cubic feet of natural gas in net proved developed reserves and 28.9 million barrels of oil and 19.7 billion cubic feet of natural gas in net proved undeveloped reserves) in Africa (PO&G).

(2)	In 2018, North America oil reserves includes 4.2% of natural gas liquid (NGL) in proved developed reserves and 3.6% of NGL in proved undeveloped reserves.
(*)	Apparent differences in the sum of the numbers are due to rounding off.

(v) Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein

The standardized measure of discounted future net cash flows, related to the above proved oil and gas reserves, is calculated in accordance with the requirements of Codification Topic 932 – Extractive Activities – Oil and Gas.

Estimated future cash inflows from production in Brazil are computed by applying the average price during the 12-month period prior to the ending date of the period covered by the report, determined as an unweighted arithmetic average of the first-day-of-the-month price for each month within such period, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions. Future price changes are limited to those provided by contractual arrangements existing at the end of each reporting year. Future development and production costs are those estimated future expenditures necessary to develop and produce year-end estimated proved reserves based on year-end cost, assuming continuing economic conditions. Estimated future income taxes (including future social contributions on net income - CSLL) are calculated by applying appropriate year-end statutory tax rates. The amounts presented as future income taxes expenses reflect allowable deductions considering statutory tax rates. Discounted future net cash flows are calculated using 10% mid-period discount factors. This discounting requires a year-by-yearestimate of when the future expenditures will be incurred and when the reserves will be produced.

The valuation prescribed under Codification Topic 932 – Extractive Activities – Oil and Gas requires assumptions as to the timing and amount of future development and production costs. The calculations are made as of December 31 each year and should not be relied upon as an indication of Petrobras’ future cash flows or the value of its oil and gas reserves.

	Consolidated entities
		Abroad				Equity Method Investees (3)
	Brazil (2)	South America	North America	Total	Total
December 31, 2018
Future cash inflows	601,754	1,112	—	1,112	602,866	5,998
Future production costs	(269,942)	(425)	—	(425)	(270,367)	(1,570)
Future development costs	(34,119)	(218)	—	(218)	(34,337)	(520)
Future income tax expenses	(111,522)	(91)	—	(91)	(111,613)	(1,006)

Undiscounted future net cash flows	186,171	379	—	379	186,549	2,903
10 percent midyear annual discount for timing of estimated cash flows (1)	(75,050)	(194)	—	(194)	(75,244)	(613)

Standardized measure of discounted future net cash flows	111,121	185	—	185	111,305	2,290

December 31, 2017
Future cash inflows	439,058	912	5,361	6,274	445,332	3,487
Future production costs	(213,037)	(412)	(2,291)	(2,703)	(215,740)	(857)
Future development costs	(46,731)	(147)	(649)	(796)	(47,527)	(524)
Future income tax expenses	(63,087)	(89)	(86)	(175)	(63,262)	(339)

Undiscounted future net cash flows	116,204	265	2,335	2,600	118,803	1,768
10 percent midyear annual discount for timing of estimated cash flows (1)	(52,516)	(138)	(707)	(845)	(53,361)	(474)

Standardized measure of discounted future net cash flows	63,687	126	1,628	1,755	65,442	1,294

December 31, 2016
Future cash inflows	357,374	600	3,809	4,408	361,783	2,950
Future production costs	(209,413)	(239)	(2,153)	(2,392)	(211,806)	(1,088)
Future development costs	(42,357)	(120)	(531)	(652)	(43,009)	(703)
Future income tax expenses	(46,234)	(65)	(40)	(105)	(46,338)	(229)

Undiscounted future net cash flows	59,370	175	1,084	1,259	60,630	929
10 percent midyear annual discount for timing of estimated cash flows(1)	(24,946)	(78)	(255)	(332)	(25,279)	(346)

Standardized measure of discounted future net cash flows	34,424	98	830	927	35,351	584

(1)	Semiannual capitalization
(2)	Includes the amount of US$ 1,770 million related to assets classified as held for sale in 2017.
(3)	Includes the amount of US$ 1,675 million related to PO&G assets classified as held for sale in 2018.

Bolivian proved reserves are not included due to restrictions determined by Bolivian Constitution.

Apparent differences in the sum of the numbers are due to rounding off.

(v) Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein

	Consolidated entities
		Abroad				Equity Method Investees (2)
	Brazil (1)	South America	North America	Total	Total
Balance at January 1, 2018	63,687	126	1,628	1,755	65,442	1,294
Transfers by loss of control (3)	—	—	(1,428)	(1,428)	(1,428)	1,428

Sales and transfers of oil and gas, net of production cost	(31,429)	(76)	(844)	(921)	(32,350)	(369)
Development cost incurred	9,685	32	229	261	9,946	252

Net change due to purchases and sales of minerals in place	(4,773)	—	—	—	(4,773)	(1,770)
Net change due to extensions, discoveries and improved recovery related costs	11,284	123	—	123	11,407	—
Revisions of previous quantity estimates	10,688	—	—	—	10,688	50

Net change in prices, transfer prices and in production costs	72,662	44	383	427	73,089	1,740
Changes in estimated future development costs	1,857	(76)	(118)	(194)	1,664	(93)
Accretion of discount	6,369	19	150	169	6,537	129
Net change in income taxes	(28,910)	(4)	—	(4)	(28,914)	(489)
Other - unspecified	—	(4)	—	(4)	(4)	119

Balance at December 31, 2018	111,121	185	—	185	111,305	2,290

Balance at January 1, 2017	34,424	98	830	927	35,351	583

Sales and transfers of oil and gas, net of production cost	(23,394)	(60)	(564)	(624)	(24,018)	(261)
Development cost incurred	11,553	23	230	253	11,806	294

Net change due to purchases and sales of minerals in place	—	—	—	—	—	—
Net change due to extensions, discoveries and improved recovery related costs	4,187	69	—	69	4,256	—
Revisions of previous quantity estimates	8,264	37	443	480	8,744	51

Net change in prices, transfer prices and in production costs	50,326	3	735	738	51,064	494
Changes in estimated future development costs	(15,878)	(31)	(144)	(175)	(16,053)	(25)
Accretion of discount	3,442	14	76	90	3,532	58
Net change in income taxes	(9,237)	(18)	(2)	(20)	(9,257)	(92)
Other - unspecified	—	(9)	25	16	16	190

Balance at December 31, 2017	63,687	126	1,628	1,755	65,442	1,294

Balance at January 1, 2016	42,770	1,205	873	2,078	44,848	511

Sales and transfers of oil and gas, net of production cost	(18,425)	(351)	(432)	(783)	(19,208)	(208)
Development cost incurred	12,429	176	148	324	12,753	389

Net change due to purchases and sales of minerals in place	—	(1,094)	—	(1,094)	(1,094)	(54)
Net change due to extensions, discoveries and improved recovery related costs	1,234	—	484	484	1,718	67
Revisions of previous quantity estimates	1,197	—	223	223	1,420	242

Net change in prices, transfer prices and in production costs	(27,031)	—	(760)	(760)	(27,791)	(477)
Changes in estimated future development costs	9,175	—	231	231	9,406	(18)
Accretion of discount	4,277	162	82	244	4,521	52
Net change in income taxes	8,799	—	(1)	(1)	8,798	62
Other - unspecified	—	(1)	(19)	(19)	(19)	17

Balance at December 31, 2016	34,424	98	830	927	35,351	583

(1)	Includes the amount of US$ 1,770 million related to assets classified as held for sale in 2017.
(2)	Includes the amount of US$ 1,675 million related to PO&G assets classified as held for sale in 2018.
(3)

Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company (“JV”), of which Murphy Exploration & Production Company (“Murphy”) has 80% stake and Petrobras America Inc (“PAI”) 20% stake.

Apparent differences in the sum of the numbers are due to rounding off.

Additional information of general public concern – Law 13.303/16 (unaudited)

In order to comply with rules of disclosure about the activities that, in accordance with the requirements of article 3 of Petrobras’ Bylaws, are related to the achievement of public interest purposes under conditions different from those of any other private sector company operating in the same market, we summarize below the commitments in effect in the year 2018.

I – Priority Thermoelectric Program – (Programa Prioritário de Termeletricidade- PPT)

On February 24, 2000, the Brazilian federal government enacted the Decree No. 3.371 governing the implementation of thermoelectric power plants in Brazil through the Priority Thermoelectric Program (PPT). The thermoelectric power plants in the scope of this program were entitled to supply natural gas for up to 20 years with a pre-established price indexed to the U.S. inflation. The gas supply for the plants included in this program, in 2018, generated revenues of approximately US$ 229 and costs of US$ 587. As of December 31, 2018, the company had two plants in the scope of this program plus one plant, which supply of natural gas occurs by virtue of a court order.

II– National Program for Rationalization of the Use of Oil and Gas Products – (Programa Nacional de Racionalização do Uso dos Derivados do Petróleo e do Gás Natural – CONPET)

On February 18, 1991, the Brazilian federal government established the National Program for Rationalization of the Use of Oil and Gas Products (CONPET), which was intended to develop an anti-waste culture in the use of non-renewable natural resources. The Company is also a member of the Brazilian Labeling Program (Programa Brasileiro de Etiquetagem- PBE) in partnership with the National Institute of Metrology, Quality and Technology (INMETRO), which goal is to stimulate the production and use of gas appliances and vehicles with lower carbon emission, in addition of taking part in other agreements for the elaboration of partnerships with entities for the purpose of monitoring and guidance on vehicular emissions. In 2018, the costs associated with CONPET were immaterial.